Note 14 - Goodwill - Reconciliation of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Balance	$ 48,530	$ 37,207
Acquisition and disposal adjustments	75,311	11,323
Reclassification
Balance	123,841	48,530
RhythmOne [member]
Statement Line Items [Line Items]
Balance	31,086	21,086
Acquisition and disposal adjustments
Reclassification		10,000
Balance	31,086	31,086
AdKarma [member]
Statement Line Items [Line Items]
Balance		10,000
Acquisition and disposal adjustments
Reclassification		(10,000)
Balance
Perk, Inc. [member]
Statement Line Items [Line Items]
Balance	17,444
Acquisition and disposal adjustments		17,444
Reclassification
Balance	17,444	17,444
Prime Visibility Media Group [member]
Statement Line Items [Line Items]
Balance		6,121
Acquisition and disposal adjustments		(6,121)
Reclassification
Balance
RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Balance
Acquisition and disposal adjustments	11,066
Balance	11,066
YuMe, Inc. [member]
Statement Line Items [Line Items]
Balance
Acquisition and disposal adjustments	64,245
Balance	$ 64,245